Federated Total Return Government Bond Fund
Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—46.1%
	U.S. Treasury Bonds—17.2%
8,500,000	2.000%, 2/15/2050	$9,720,045
1,250,000	2.250%, 8/15/2046	1,478,718
3,750,000	2.375%, 11/15/2049	4,622,790
7,250,000	2.500%, 2/15/2045	8,920,778
1,500,000	2.500%, 2/15/2046	1,853,379
1,500,000	2.750%, 11/15/2042	1,913,221
2,000,000	2.750%, 8/15/2047	2,607,220
2,500,000	2.750%, 11/15/2047	3,263,621
5,475,000	2.875%, 5/15/2049	7,388,605
1,000,000	3.000%, 2/15/2049	1,377,533
1,000,000	3.125%, 2/15/2043	1,351,897
12,750,000	3.625%, 8/15/2043	18,570,606
9,250,000	3.750%, 8/15/2041	13,580,708
1,800,000	3.750%, 11/15/2043	2,673,640
900,000	5.375%, 2/15/2031	1,340,043
	TOTAL	80,662,804
	U.S. Treasury Notes—28.9%
16,000,000	0.250%, 4/15/2023	16,026,480
12,000,000	0.375%, 3/31/2022	12,045,406
4,500,000	1.125%, 9/30/2021	4,555,900
6,000,000	1.500%, 2/28/2023	6,214,477
5,500,000	1.500%, 3/31/2023	5,703,395
7,000,000	1.750%, 12/31/2024	7,464,976
5,000,000	1.875%, 1/31/2022	5,140,559
4,500,000	2.000%, 12/31/2021	4,628,643
6,000,000	2.000%, 6/30/2024	6,423,086
5,000,000	2.000%, 2/15/2025	5,396,000
5,000,000	2.000%, 8/15/2025	5,426,345
3,500,000	2.125%, 8/15/2021	3,580,998
12,000,000	2.125%, 12/31/2022	12,598,752
1,250,000	2.250%, 8/15/2027	1,404,626
4,000,000	2.625%, 2/15/2029	4,689,811
6,000,000	2.750%, 4/30/2023	6,444,004
500,000	2.750%, 7/31/2023	540,028
5,000,000	2.750%, 6/30/2025	5,607,615
3,000,000	2.875%, 10/15/2021	3,110,703
7,000,000	2.875%, 9/30/2023	7,616,790
8,000,000	2.875%, 10/31/2023	8,722,176
2,000,000	2.875%, 5/31/2025	2,252,141
	TOTAL	135,592,911
	TOTAL U.S. TREASURIES (IDENTIFIED COST $194,534,828)	216,255,715

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
$16,029	[1]	4.340%, 7/1/2035 (IDENTIFIED COST $15,874)	$16,811
		GOVERNMENT AGENCIES—16.9%
		Federal Farm Credit System—1.3%
5,000,000		0.375%, 4/8/2022	5,011,731
1,000,000		5.375%, 11/10/2020	1,022,897
249,000		5.800%, 11/10/2021	268,948
		TOTAL	6,303,576
		Federal Home Loan Bank System—4.1%
14,880,000		0.500%, 4/14/2025	14,891,481
3,805,000		2.375%, 3/13/2026	4,167,700
		TOTAL	19,059,181
		Federal Home Loan Mortgage Corporation—2.7%
2,250,000		6.250%, 7/15/2032	3,546,979
6,070,000		6.750%, 9/15/2029	9,163,891
		TOTAL	12,710,870
		Federal National Mortgage Association—8.2%
16,000,000	[2]	0.625%, 4/22/2025	16,048,393
6,000,000		1.625%, 1/7/2025	6,308,512
6,500,000		1.875%, 9/24/2026	6,962,315
6,000,000	[2]	6.625%, 11/15/2030	9,309,009
		TOTAL	38,628,229
		Tennessee Valley Authority Bonds—0.6%
1,750,000		4.875%, 1/15/2048	2,675,252
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $77,494,444)	79,377,108
		MORTGAGE-BACKED SECURITIES—22.4%
		Federal Home Loan Mortgage Corporation—6.7%
2,702,285		2.500%, 11/1/2047	2,817,905
1,958,943		2.500%, 10/1/2049	2,033,576
2,845,178		2.500%, 11/1/2049	2,951,797
2,361,632		3.000%, 12/1/2049	2,483,632
3,451,985		3.500%, 1/1/2047	3,659,251
4,638,686		3.500%, 12/1/2047	4,916,407
3,896,074		4.000%, 3/1/2046	4,230,184
917,087		4.000%, 11/1/2047	982,549
1,738,462		4.000%, 4/1/2048	1,862,554
5,206,414		4.000%, 7/1/2048	5,550,391
6,250		5.500%, 11/1/2020	6,288
		TOTAL	31,494,534
		Federal National Mortgage Association—5.2%
2,918,606		2.500%, 11/1/2049	3,041,658
5,442,487		3.000%, 7/1/2046	5,774,664
1,841,320		3.500%, 10/1/2047	2,014,857
3,987,382		3.500%, 3/1/2048	4,360,683
4,482,622		3.500%, 4/1/2048	4,742,595
951,526		4.000%, 2/1/2048	1,018,851
1,698,683		4.000%, 2/1/2048	1,822,590
1,215,934		4.000%, 2/1/2048	1,302,728
283		5.000%, 6/1/2020	283

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$47,883		5.000%, 1/1/2035	$54,930
13,007		5.500%, 2/1/2023	13,314
44,652		5.500%, 6/1/2025	49,227
43,574		6.000%, 2/1/2026	48,608
42,621		6.000%, 4/1/2026	47,545
39,106		6.000%, 7/1/2034	45,935
		TOTAL	24,338,468
		Government Agency—0.1%
475,581		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	473,074
22,586		FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	22,363
		TOTAL	495,437
		Government National Mortgage Association—0.0%
16,963		5.000%, 3/15/2023	17,691
70,465		5.500%, 2/15/2023	73,331
28,077		6.000%, 1/20/2029	31,279
20,072		6.000%, 3/15/2032	22,925
23,842		6.500%, 10/15/2031	27,174
280		7.500%, 10/15/2026	315
11,134		7.500%, 10/15/2027	12,653
		TOTAL	185,368
	[3]	Uniform Mortgage-Backed Securities, TBA—10.4%
10,000,000		2.000%, 6/1/2035	10,316,927
7,000,000		2.000%, 6/1/2050	7,140,774
3,000,000		2.500%, 6/1/2035	3,138,984
27,000,000		2.500%, 6/1/2050	28,007,227
		TOTAL	48,603,912
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $100,730,875)	105,117,719
		COMMERCIAL MORTGAGE-BACKED SECURITIES—8.3%
		Agency Commercial Mortgage-Backed Securities—8.3%
2,753,433		FHLMC REMIC, Series K100, Class A1, 2.297%, 6/25/2029	2,946,049
6,232,913		FHLMC REMIC, Series K104, Class A1, 1.938%, 10/25/2029	6,555,534
1,000,000		FHLMC REMIC, Series K104, Class A2, 2.253%, 1/25/2030	1,088,766
5,990,281		FHLMC REMIC, Series K106, Class A1, 1.783%, 5/25/2029	6,261,597
2,900,000		FHLMC REMIC, Series K107, Class A2, 1.639%, 1/25/2030	3,024,445
5,250,000		FHLMC REMIC, Series K737, Class A2, 2.530%, 10/25/2026	5,705,791
5,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	5,420,876
526,962		FNMA REMIC, Series 2012-M13, Class A2, 2.377%, 5/25/2022	538,167
6,979,838		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	7,320,871
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $37,277,015)	38,862,096
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.6%
		Federal Home Loan Mortgage Corporation—1.8%
40,319	[1]	REMIC, Series 2411, Class FJ, 0.533% (1-month USLIBOR +0.350%), 12/15/2029	40,337
137,249	[1]	REMIC, Series 2458, Class FB, 1.183% (1-month USLIBOR +1.000%), 1/15/2032	139,555
21,349	[1]	REMIC, Series 2534, Class FI, 1.083% (1-month USLIBOR +0.900%), 2/15/2032	21,633
470,511		REMIC, Series 2601, Class DA, 4.000%, 4/15/2023	479,713
502,682	[1]	REMIC, Series 3322, Class FB, 0.573% (1-month USLIBOR +0.390%), 5/15/2037	502,519
3,722,895	[1]	REMIC, Series 4927, Class FG, 0.683% (1-month USLIBOR +0.500%), 11/25/2049	3,727,397

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$3,643,821	[1]	REMIC, Series 4937, Class MF, 1.154% (1-month USLIBOR +0.450%), 12/25/2049	$3,647,997
		TOTAL	8,559,151
		Federal National Mortgage Association—2.8%
218,697	[1]	REMIC, Series 1999-51, Class F, 0.682% (1-month USLIBOR +0.500%), 9/17/2029	218,519
163,485	[1]	REMIC, Series 2006-58, Class FP, 0.468% (1-month USLIBOR +0.300%), 7/25/2036	162,946
282,297	[1]	REMIC, Series 2006-85, Class PF, 0.548% (1-month USLIBOR +0.380%), 9/25/2036	282,355
310,212	[1]	REMIC, Series 2007-46, Class FA, 0.538% (1-month USLIBOR +0.370%), 5/25/2037	309,938
67,139		REMIC, Series 2009-14, Class PB, 3.500%, 3/25/2024	67,346
2,562,260	[1]	REMIC, Series 2016-83, Class FA, 0.668% (1-month USLIBOR +0.500%), 11/25/2046	2,565,539
4,021,647	[1]	REMIC, Series 2018-71, Class FA, 0.468% (1-month USLIBOR +0.300%), 9/25/2048	4,006,077
1,683,267	[1]	REMIC, Series 2019-31, Class FB, 0.618% (1-month USLIBOR +0.450%), 7/25/2049	1,679,144
1,382,880	[1]	REMIC, Series 2019-57, Class FE, 0.618% (1-month USLIBOR +0.450%), 10/25/2049	1,382,656
2,605,937	[1]	REMIC, Series 2019-59, Class FA, 0.618% (1-month USLIBOR +0.450%), 10/25/2049	2,603,242
110,275	[1]	REMIC, Series 370, Class F21, 0.468% (1-month USLIBOR +0.300%), 6/25/2036	109,954
		TOTAL	13,387,716
		Government National Mortgage Association—1.0%
2,253,530		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	2,360,858
2,102,815		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	2,182,294
		TOTAL	4,543,152
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,249,867)	26,490,019
		INVESTMENT COMPANY—15.7%
73,422,028		Federated Government Obligations Fund, Premier Shares, 0.13%[4] (IDENTIFIED COST $73,422,028)	73,422,028
		TOTAL INVESTMENT IN SECURITIES—115.0% (IDENTIFIED COST $509,724,931)	539,541,496
		OTHER ASSETS AND LIABILITIES - NET—(15.0)%[5]	(70,533,543)
		TOTAL NET ASSETS—100%	$469,007,953
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2020, were as follows:
Federated Government Obligations Fund, Premier Shares*
Balance of Shares Held 2/29/2020	7,274,217
Purchases/Additions	241,885,934
Sales/Reductions	(175,738,123)
Balance of Shares Held 5/31/2020	73,422,028
Value	$73,422,028
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$8,276
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of May 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$23,805,901	$24,280,000
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents dollar-roll transactions and loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$216,255,715	$—	$216,255,715
Adjustable Rate Mortgage	—	16,811	—	16,811
Government Agencies	—	79,377,108	—	79,377,108
Mortgage-Backed Securities	—	105,117,719	—	105,117,719
Commercial Mortgage-Backed Securities	—	38,862,096	—	38,862,096
Collateralized Mortgage Obligations	—	26,490,019	—	26,490,019
Investment Company	73,422,028	—	—	73,422,028
TOTAL SECURITIES	$73,422,028	$466,119,468	$—	$539,541,496
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
TBA	—To Be Announced